Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Retained earnings (deficit)	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2019	$ 4,406,595	$ 4,017,044	$ 184,299	$ 50,579	$ (367,107)	$ (9,761)	$ 531,541
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	(727,828)				(782,463)
Net income, non-controlling interests	54,635						(54,635)
Effect of redeemable non-controlling interests not included in equity (note 17)	(5,696)						(5,696)
OCI	(13,437)					(12,746)	(691)
Dividends declared and distributions to non-controlling interests	(307,726)				(281,977)		(25,749)
Dividends and issuance of shares under dividend reinvestment plan	0	70,830			(70,830)
Contributions received from non-controlling interests (note 3)	3,371						3,371
Common shares issued upon public offering, net of tax effected cost	823,891	823,891
Common shares issued under employee share purchase plan	4,327	4,327
Common shares issued upon conversion of convertible debentures	48	48
Share-based compensation	25,859			25,859
Common shares issued pursuant to share-based awards	(11,591)	19,164		(13,959)	(16,796)
Acquisition of redeemable non-controlling interest	(8,721)			1,750			(10,471)
Ending Balance at Dec. 31, 2020	5,662,190	4,935,304	184,299	60,729	45,753	(22,507)	458,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	(185,657)				(264,859)
Net income, non-controlling interests	79,202						(79,202)
Effect of redeemable non-controlling interests not included in equity (note 17)	(4,866)						(4,866)
OCI	(42,550)					(42,799)	249
Dividends declared and distributions to non-controlling interests	(370,140)				(339,531)		(30,609)
Dividends and issuance of shares under dividend reinvestment plan	0	92,495			(92,495)
Contributions received from non-controlling interests (note 3)	1,150,305			6,919		(6,371)	1,149,757
Common shares issued upon public offering, net of tax effected cost	988,886	988,886		0	0
Contract adjustment payments (note 7(a))	(222,378)			(62,240)	(160,138)
Common shares issued under employee share purchase plan	5,108	5,108
Common shares issued upon conversion of convertible debentures	16	16
Share-based compensation	10,036			10,036
Common shares issued pursuant to share-based awards	(9,326)	10,983		(13,437)	(6,872)
Non-controlling interest assumed on asset acquisition (note 3(b))	29,141						29,141
Ending Balance at Dec. 31, 2021	$ 7,382,079	$ 6,032,792	$ 184,299	$ 2,007	$ (288,424)	$ (71,677)	$ 1,523,082